UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scout Capital Management, L.L.C.
Address: 640 Fifth Avenue
         22nd Floor
         New York, NY  10019

13F File Number:  28-06225

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Crichton
Title:     Managing Member
Phone:     212-896-2520

Signature, Place, and Date of Signing:

     /s/  James Crichton     New York, NY     November 16, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $1,409,724 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN TOWER CORP            CL A             029912201    35126   965000 SH       SOLE                   965000        0        0
BANK OF AMERICA CORPORATION    COM              060505104    66834  3950000 SH       SOLE                  3950000        0        0
BANK OF AMERICA CORPORATION    PUT              060505954    86969  5140000 SH  PUT  SOLE                  5140000        0        0
CARMAX INC                     COM              143130102    41487  1985000 SH       SOLE                  1985000        0        0
COCA COLA CO                   COM              191216100    71260  1327000 SH       SOLE                  1327000        0        0
CONTINENTAL RESOURCES INC      COM              212015101    37080   946641 SH       SOLE                   946641        0        0
GRAINGER W W INC               COM              384802104     5362    60000 SH       SOLE                    60000        0        0
HUNT J B TRANS SVCS INC        COM              445658107    43054  1340000 SH       SOLE                  1340000        0        0
LAMAR ADVERTISING CO           CL A             512815101    56252  2050000 SH       SOLE                  2050000        0        0
MASTERCARD INC                 PUT              57636Q954    40430   200000 SH  PUT  SOLE                   200000        0        0
MSC INDL DIRECT INC            CL A             553530106    62287  1429250 SH       SOLE                  1429250        0        0
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408    14229   310000 SH       SOLE                   310000        0        0
PROCTER & GAMBLE CO            PUT              742718959    15059   260000 SH  CALL SOLE                   260000        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    22840   845000 SH       SOLE                   845000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107   170022  1720000 SH       SOLE                  1720000        0        0
SPDR GOLD TRUST                PUT              78463V957   170022  1720000 SH  PUT  SOLE                  1720000        0        0
SPDR SERIES TRUST              CALL             78464A908    31563  2100000 SH  CALL SOLE                  2100000        0        0
SPDR TR                        CALL             78462F903   249192  2360000 SH  CALL SOLE                  2360000        0        0
WEYERHAEUSER CO                COM              962166104    10152   277000 SH       SOLE                   277000        0        0
YAHOO INC                      COM              984332106   171599  9635000 SH       SOLE                  9635000        0        0
YAHOO INC                      CALL             984332906     8905   500000 SH  CALL SOLE                   500000        0        0